BASIC AND DILUTED LOSS PER SHARE - Additional information - (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share purchase options
BASIC AND DILUTED LOSS PER COMMON SHARE
Number of potential ordinary shares that are antidilutive	7,631,500	10,556,750
RSU's
BASIC AND DILUTED LOSS PER COMMON SHARE
Number of potential ordinary shares that are antidilutive	2,694,348	0
Warrants
BASIC AND DILUTED LOSS PER COMMON SHARE
Number of potential ordinary shares that are antidilutive	14,952,035	0